Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 16, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		1,529,000	8,557,000
Stock Issued During Period, Value, Acquisitions		$ 6,147	$ 68,627
Options Assumed in Acquisition			168,000
RSU Assumed in Acquisition, Nonvested, Number			674,000
RDX Asset acquisition [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		1,529,126
Stock Issued During Period, Value, Acquisitions		$ 6,100
Warrant, Number of Securities		250,000
Goodwill Pre Acquisition Adjustment		$ 2,900
Goodwill		5,311
Adjustment, Contingent Consideration to Imation		2,400
Business Combination, Acquisition Related Costs		$ 200
RDX Asset acquisition [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	250,000
Shares Issued, Price Per Share	$ 0.01
Overland [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			8,600,000.0
Stock Issued During Period, Value, Acquisitions			$ 69,700
Business Acquisition, Share Price			$ 7.71
Share-based Payment Award Accelerated Compensation Cost			$ 3,200
Business Combination, Consideration Transferred, Other			$ 500
Warrant, Number of Securities			1,323,897
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			8,556,865
Business Combination, Control Obtained Description			one Overland share for 0.46385 common shares
Options Assumed in Acquisition			168,488
RSU Assumed in Acquisition, Nonvested, Number			673,776
Goodwill			$ 38,821
Business Combination, Acquisition Related Costs			$ 2,200